INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 14,521
Cost at end of year	16,509	$ 14,521
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(3,218)	(2,777)
Non-cash additions	15	68
Amortization	(425)	(824)
Disposals	17	0
Held for sale	7	4
Foreign currency translation	(225)	311
Cost at end of year	$ (3,829)	$ (3,218)